Financial Liabilities - Borrowings At Fair Value (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [abstract]
Closing Balance at December 31, 2016	€ 104,349,000
Financing cash flows	(3,250,000)
Payment of interests	(3,250,000)	€ (3,250,000)	€ (1,625,000)
Non-cash changes	54,070
Effective Intrest Rate	7,427,000
Changes in fair value of derivative	46,642,000
Closing Balance year ended December 31, 2017	€ 155,169,000	€ 104,349,000